SHARE-BASED PAYMENTS (Details) - Options	12 Months Ended
	Dec. 31, 2022 USD ($) Options item $ / shares shares	Dec. 31, 2021 Options item $ / shares shares
SHARE-BASED PAYMENTS
Number of awards granted (in shares) | Options	139,690,000	1,097,852,000
Number of shares for each award | shares	1	1
Exercise price (in dollars per share) | $ / shares	$ 0.03	$ 0.03
Minimum
SHARE-BASED PAYMENTS
Vesting period	2 years
Maximum
SHARE-BASED PAYMENTS
Vesting period	7 years
Two batch
SHARE-BASED PAYMENTS
Number of awards granted (in shares) | Options		1,097,852,000
Number of batches | item		2
Four batch
SHARE-BASED PAYMENTS
Number of awards granted (in shares) | $	139,690,400
Number of batches | item	4